Accounts Receivable (Net Accounts Receivable) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Accounts Receivable [Abstract]
Billed utility revenue	$ 52,554	$ 53,314
Unbilled utility revenue	34,346	34,490
Other	8,105	3,120
Gross accounts receivable	95,005	90,924
Less allowance for doubtful accounts	4,896	5,043	5,662	6,356
Accounts receivable after allowance for doubtful accounts	90,109	85,881
Less discontinued operations, net	9,053	7,711
Net accounts receivable	$ 81,056	$ 78,170